Schedule of Fair Value of Warrant Liabilities Related to Various Tranches of Warrants Issued (Details)		3 Months Ended				6 Months Ended		12 Months Ended
	Aug. 08, 2024 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Aug. 08, 2024 $ / shares	Dec. 31, 2023 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value			$ (462,763)		$ 263,943	$ (2,295,627)	$ 615,345
Change in derivative liability		$ 1,832,864	462,763	$ (351,402)	$ (263,943)	2,295,627	$ (615,345)	$ 838,378	$ 2,360,025
November 2024 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			(3,453)			(12,943)		5,622
October 2024 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			(4,929)			(12,834)		(3,899)
August 2024 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			(15,781)			(41,087)		(15,636)
March 2023 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			(369,113)			(812,861)		633,961
April 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability								(21,251)
April 2022 Special Warrants Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability								(546,591)
June 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability						(1)		(17,588)
February 2021 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			(43,074)			(44,464)		(322,884)
June 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			(9,723)			(9,723)		(216,846)
August 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			(14,944)			(14,944)		(333,266)
June Two Thousand Twenty Five Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability						(1,343,133)
January 2025 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			(1,746)			(3,635)
April Two Thousand Twenty Two Special Warrant Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life												91 days
Share price | $ / shares												$ 0.155
Fair value								1
Change in derivative liability						(1)
April Two Thousand Twenty Two Special Warrant Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input												70
April Two Thousand Twenty Two Special Warrant Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input												2.96
April Two Thousand Twenty Two Special Warrant Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input												0
April Two Thousand Twenty Two Non Brokered Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life												91 days
Share price | $ / shares												$ 0.155
Fair value								1
Change in derivative liability						(1)
April Two Thousand Twenty Two Non Brokered Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input												70
April Two Thousand Twenty Two Non Brokered Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input												2.96
April Two Thousand Twenty Two Non Brokered Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input												0
Warrant [Member] | November 2024 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life										769 days	860 days	950 days	996 days
Share price | $ / shares										$ 0.12	$ 0.145	$ 0.155	$ 0.125
Fair value	$ 26,752		28,921			19,431		32,374
Warrant [Member] | November 2024 Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										80	90	95	105
Warrant [Member] | November 2024 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										2.59	2.46	2.96	3.14
Warrant [Member] | November 2024 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										0	0	0	0
Warrant [Member] | October 2024 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life										769 days	860 days	950 days	1041 days
Share price | $ / shares										$ 0.12	$ 0.145	$ 0.155	$ 0.16
Fair value	29,780		20,952			13,047		25,881
Warrant [Member] | October 2024 Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										80	90	95	105
Warrant [Member] | October 2024 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										2.59	2.46	2.96	2.84
Warrant [Member] | October 2024 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										0	0	0	0
Warrant [Member] | August 2024 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life										769 days	860 days	950 days	1095 days
Share price | $ / shares										$ 0.12	$ 0.145	$ 0.155	$ 0.16
Fair value	98,493		67,076			41,770		82,857
Warrant [Member] | August 2024 Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										80	90	95	105
Warrant [Member] | August 2024 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										2.59	2.46	2.96	3.25
Warrant [Member] | August 2024 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										0	0	0	0
Warrant [Member] | March 2023 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life										270 days	361 days	451 days		817 days
Share price | $ / shares										$ 0.12	$ 0.145	$ 0.155		$ 0.11
Fair value			545,933			102,185		915,046	281,085
Warrant [Member] | March 2023 Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										24	24	24		24
Warrant [Member] | March 2023 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										2.59	2.46	2.96		3.88
Warrant [Member] | March 2023 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										0	0	0		0
Warrant [Member] | June Two Thousand Twenty Five Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life										1071 days			1096 days
Share price | $ / shares										$ 0.12			$ 0.135
Fair value	6,279,115					4,935,982
Warrant [Member] | June Two Thousand Twenty Five Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										95			105
Warrant [Member] | June Two Thousand Twenty Five Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										2.62			2.62
Warrant [Member] | June Two Thousand Twenty Five Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										0			0
Warrant [Member] | January 2025 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life										769 days	860 days		943 days
Share price | $ / shares										$ 0.12	$ 0.145		$ 0.165
Fair value	$ 7,116		5,370			3,481
Warrant [Member] | January 2025 Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										80	90		105
Warrant [Member] | January 2025 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										2.59	2.46		2.85
Warrant [Member] | January 2025 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										0	0		0
Special Warrant Issuance [Member] | April 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life											1 day	91 days		457 days
Share price | $ / shares											$ 0.145	$ 0.155		$ 0.11
Fair value			1					1	546,592
Special Warrant Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input											105	70		110
Special Warrant Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input											2.46	2.96		3.88
Special Warrant Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input											0	0		0
Non Brokered Issuance [Member] | April 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life											1 day	91 days		457 days
Share price | $ / shares											$ 0.145	$ 0.155		$ 0.11
Fair value			1					1	21,252
Non Brokered Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input											105	70		110
Non Brokered Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input											2.46	2.96		3.88
Non Brokered Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input											0	0		0
Warrant Liabilities [Member] | June 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life											1 day	91 days		457 days
Share price | $ / shares											$ 0.145	$ 0.155		$ 0.11
Fair value			1					1	17,589
Warrant Liabilities [Member] | June 2022 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input											105	70		110
Warrant Liabilities [Member] | June 2022 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input											2.46	2.96		3.88
Warrant Liabilities [Member] | June 2022 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input											0	0		0
Warrant Liabilities [Member] | February 2021 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life										224 days	315 days	405 days		771 days
Share price | $ / shares										$ 0.12	$ 0.145	$ 0.155		$ 0.11
Fair value			1,391			1		44,465	367,349
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										75	75	70		110
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										2.59	2.46	2.96		3.88
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										0	0	0		0
Warrant Liabilities [Member] | June 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life										184 days	275 days	365 days		731 days
Share price | $ / shares										$ 0.12	$ 0.145	$ 0.155		$ 0.11
Fair value			1			1		9,724	226,570
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										85	75	70		110
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										2.59	2.46	2.96		3.88
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										0	0	0		0
Warrant Liabilities [Member] | August 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life										184 days	275 days	365 days		731 days
Share price | $ / shares										$ 0.12	$ 0.145	$ 0.155		$ 0.11
Fair value			$ 1			$ 1		$ 14,945	$ 348,211
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										85	75	70		110
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										2.59	2.46	2.96		3.88
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input										0	0	0		0